Advances for Vessel Acquisitions and Other Vessels' Costs, Details (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 0	$ 11,017
P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions	0	11,000
Capitalized costs	0	17
Total	$ 0	$ 11,017